ASSETS/(LIABILITIES) HELD FOR SALE (Details - Assets held for sale) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Long-Lived Assets Held-for-Sale [Line Items]
Total	$ 0	$ 20,335,836
Less: Accumulated depreciation	0	(20,335,836)
Property, plant and equipment held for sale, net	$ 0	20,335,836
Land [Member]
Long-Lived Assets Held-for-Sale [Line Items]
Total		7,614,030
Less: Accumulated depreciation		(7,614,030)
Property, plant and equipment held for sale, net		7,614,030
Building [Member]
Long-Lived Assets Held-for-Sale [Line Items]
Total		13,684,878
Less: Accumulated depreciation		(13,684,878)
Property, plant and equipment held for sale, net		13,684,878
Equipment [Member]
Long-Lived Assets Held-for-Sale [Line Items]
Total		107,576
Less: Accumulated depreciation		(107,576)
Property, plant and equipment held for sale, net		107,576
Total Fixed Assets [Member]
Long-Lived Assets Held-for-Sale [Line Items]
Total		21,406,484
Less: Accumulated depreciation		(21,406,484)
Property, plant and equipment held for sale, net		21,406,484
Accumulated Depreciation [Member]
Long-Lived Assets Held-for-Sale [Line Items]
Total		1,070,648
Less: Accumulated depreciation		(1,070,648)
Property, plant and equipment held for sale, net		$ 1,070,648